PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2023	2022
Cost:
Machinery and equipment	37,147	39,303
Equipment advanced payments	751	-
Leasehold improvements	9,251	9,117
Motor vehicles	72	74
Office furniture and equipment	790	777

	48,011	49,271
Accumulated depreciation:
Machinery and equipment	(29,367)	(32,131)
Leasehold improvements	(8,624)	(8,806)
Motor vehicles	(57)	(56)
Office furniture and equipment	(609)	(604)

	(38,657)	(41,597)

Depreciated cost	9,354	7,674